DEBT - Summary of movements in debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Movement In Debt Balance [Roll Forward]
Deferred charges, beginning balance	$ (8,539)
Long-term debt, beginning balance	1,045,483
Loan repayments	(103,307)
Repayment of debt issuance cost	0
Amortization of deferred charges	1,193	$ 1,258
Deferred charges, ending balance	(7,346)
Long-term debt, ending balance	943,369
Floating rate debt
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	1,054,022
Loan repayments	(103,307)
Long-term debt, gross, ending balance	$ 950,715